STOCKHOLDERS EQUITY - Assumptions used valuing the warrants include (Details) (USD $)	12 Months Ended			1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Preferred Warrants	Aug. 31, 2013 Warrant [Member]	Dec. 31, 2012 Warrant [Member]
Risk-free interest rate (annual)	0.27%	0.25%	0.88%		0.27%
Expected volatility (as a percent)	103.00%	106.00%	110.00%	86.00%	112.00%
Expected term	2 years	2 years	5 years	3 years	2 years
Expected dividend yield	$ 0	$ 0